GROUP STRUCTURE (Details 5)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Autotrol Renovable S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Autotrol Renovables S.A.
Country	Argentina
Main activity	Generation
Direct and indirect participation	100.00%	100.00%
C I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	CISA
Country	Argentina
Main activity	Trader & investment
Direct and indirect participation	100.00%	100.00%
Ecuador Pipeline Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Ecuador Pipeline Holdings Limited
Country	Gran Cayman
Main activity	Investment
Direct and indirect participation	100.00%
E I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	EISA
Country	Uruguay
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Enecor S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Enecor S.A.
Country	Argentina
Main activity	Electricity transportation
Direct and indirect participation	70.00%	70.00%
Energia Operaciones E N O P S A S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Energía Operaciones ENOPSA S.A.
Country	Ecuador
Main activity	Oil
Direct and indirect participation		100.00%
Fideicomiso C I E S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Fideicomiso CIESA
Country	Argentina
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
G A S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	GASA
Country	Argentina
Main activity	Generation & Investment
Direct and indirect participation	100.00%	100.00%
Greenwind [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Greenwind
Country	Argentina
Main activity	Generation
Direct and indirect participation		100.00%
H I D I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	HIDISA
Country	Argentina
Main activity	Generation
Direct and indirect participation	61.00%	61.00%
H I D I S A One [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	HINISA
Country	Argentina
Main activity	Generation
Direct and indirect participation	52.04%	52.04%
Pampa Ecuador Inc [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Pampa Ecuador Inc
Country	Nevis
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
P E B [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PEB
Country	Bolivia
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
P E Energia Ecuador L T D [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PE Energía Ecuador LTD
Country	Gran Cayman
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
P E C S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PECSA
Country	Chile
Main activity	Trader
Direct and indirect participation	100.00%
P E S O S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PESOSA
Country	Argentina
Main activity	Trader
Direct and indirect participation	100.00%
Petrolera San Carlos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Petrolera San Carlos S.A.
Country	Venezuela
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
P B 18 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PB18
Country	Ecuador
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
P I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PISA
Country	Uruguay
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
T G U [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	TGU
Country	Uruguay
Main activity	Gas transportation
Direct and indirect participation	51.00%	51.00%
V A R [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	VAR
Country	Argentina
Main activity	Generation
Direct and indirect participation	100.00%	100.00%
Vientos De Arauco Renovables S A U [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Vientos Solutions Argentina S.A.U.
Country	Argentina
Main activity	Advisory services
Direct and indirect participation	100.00%	100.00%
Vientos Solutions S L U [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Vientos Solutions S.L.U.
Country	España
Main activity	Investment
Direct and indirect participation		100.00%